Notes Payable (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 2,000,000	$ 2,000,000
2019	1,975,000	1,975,000
2020	3,000,000	3,000,000
Total scheduled principal payments	6,975,000	6,975,000
Less unamortized discounts	(2,330,367)	(2,424,457)
Less unamortized deferred financing costs	(52,257)	(58,789)
Total	$ 4,592,376	$ 4,491,754